10. Stockholders' Equity (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Stock issued for services, value			$ 112,500
Stock issued for cash, shares	100,000	350,000	725,000	785,000
Stock issued for cash, value	$ 100,000	$ 350,000	$ 725,000	$ 535,000
FMW Media Works [Member]
Stock issued for services, shares			50,000
Stock issued for services, value			$ 52,500
Nationwide EZ Cash Flow [Member]
Stock issued for services, shares			100,000
Stock issued for services, value			$ 60,000